Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 2,014	$ 2,850	$ 723
Accounts receivable	342	323	88
Deferred offering costs			878
Prepaid expenses and other current assets	697	306	208
Forward purchase agreement asset		155
Restricted cash	15	142	138
Total current assets		3,621	2,035
Property and equipment, net	27	37	102
Right-of-use asset - operating lease	137	418	966
Security deposits	66	66	66
Patents, net	172	176	186
SEPA put rights asset	13	188
Total assets	3,483	4,661	3,355
Current liabilities:
Accounts payable	5,266	3,936	7,916
Accrued expenses	8,020	7,496	5,381
Excise taxes payable	4,401	4,401
Operating lease liability, current	149	456	567
Finance lease liability, current			130
Income taxes payable	425	366
Note payable	170
Convertible notes	1,759	2,725
Embedded derivative liability	93	80
Total current liabilities	20,430	19,607	15,736
Operating lease liability, noncurrent			455
Total liabilities		19,607	16,191
Commitments and Contingencies (Note 9)
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			75,599
Stockholders’ deficit:
Preferred stock, value
Common stock, value
Treasury stock			(33)
Additional paid-in capital	105,478	100,608	19,920
Accumulated deficit	(122,974)	(116,103)	(108,871)
Total Abpro Holdings, Inc.’s stockholders’ deficit	(17,496)	(15,495)	(88,984)
Non-controlling interest	549	549	549
Total stockholders’ deficit	(16,947)	(14,946)	(88,435)
Total liabilities and stockholders’ deficit	3,483	4,661	3,355
Related Party
Current liabilities:
Notes payable – related parties	147	147	1,742
Series F Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			9,991
Series E Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			29,841
Series D Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			17,622
Series C Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			14,949
Series B Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			1,401
Series A Redeemable, Convertible Preferred Stock
Convertible preferred stock, $0.001 par value, issuable in series:
Convertible preferred stock, value			$ 1,795
Previously Reported
Current assets:
Total current assets	$ 3,068	$ 3,776